Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

35th Floor

New York, NY 10019

December 23, 2015

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)

File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Funds listed on Appendix A, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated December 18, 2015, filed electronically as Post-Effective Amendment No. 155 to the Trust’s Registration Statement on Form N-1A on December 18, 2015.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/ Angela Brickl

Angela Brickl

Chief Compliance Officer

Rafferty Asset Management, LLC

Appendix A

1X BEAR FUNDS Direxion Daily Cyber Security Bear 1X Shares Direxion Daily Greece Bear 1X Shares Direxion Daily Pharmaceutical & Medical Bear 1X Shares

2X BULL FUNDS	2X BEAR FUNDS
Direxion Daily Clean Energy Bull 2X Shares Direxion Daily Greece Bull 2X Shares Direxion Daily S&P Biotech Bull 2X Shares	Direxion Daily Clean Energy Bear 2X Shares Direxion Daily S&P Biotech Bear 2X Shares